REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Mar. 31, 2025
Revenue from contracts with customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERSRevenue by type:

For the years ended	March 31 2025	March 31 2024
Revenues from construction contracts	$1,311,119	$1,972,816
Services rendered	651,143	614,690
Sale of goods	571,026	445,377
Total Company	$2,533,288	$3,032,883
Disaggregation of revenue from contracts with customers:

Revenues by market for the years ended	March 31 2025	March 31 2024
Life Sciences	$1,471,797	$1,268,546
Food & Beverage	416,879	435,005
Consumer Products	335,690	287,228
Transportation	184,971	933,329
Energy	123,951	108,775
Total Company	$2,533,288	$3,032,883

Timing of revenue recognition based on transfer of control for the years ended	March 31 2025	March 31 2024
Goods and services transferred at a point in time	$571,026	$445,377
Goods and services transferred over time	1,962,262	2,587,506
Total Company	$2,533,288	$3,032,883
Backlog:
The following table presents the aggregate amount of the revenues expected to be realized in the future from partially or fully unsatisfied performance obligations as at March 31, 2025 and March 31, 2024. The amounts disclosed below represent the value of firm orders and do not include constrained variable consideration or letters of intent. Such orders may be subject to future modifications that could impact the amount and/or timing of revenue recognition.

Revenues expected to be recognized in:	March 31 2025	March 31 2024
Less than one year	$1,648,000	$1,215,000
Thereafter	491,000	578,000
Total	$2,139,000	$1,793,000
Accounts receivable:

As at	March 31 2025	March 31 2024
Trade accounts receivable	$705,255	$443,570
Less: allowance for expected credit loss	(9,176)	(6,241)
Trade accounts receivables, net	$696,079	$437,329
Other accounts receivable	23,356	34,016
Total	$719,435	$471,345
Contract balances:

As at	March 31 2025	March 31 2024
Trade receivables	$696,079	$437,329
Contract assets	503,552	704,703
Contract liabilities	(330,134)	(312,204)
Unearned revenue (i)	(97,777)	(51,056)
Net contract balances	$771,720	$778,772
(i) The unearned revenue liability is included in accounts payable and accrued liabilities on the consolidated statements of financial position.

As at	March 31 2025	March 31 2024
Contracts in progress:
Costs incurred	$4,443,488	$3,936,631
Estimated earnings	1,467,315	1,354,259
	5,910,803	5,290,890
Progress billings	(5,737,385)	(4,898,391)
Net contract assets and liabilities	$173,418	$392,499
Contract assets relate to revenue earned in exchange of goods or services that have been transferred to a customer. These assets are transferred to accounts receivable when billed. As such, the balances of this account vary and depend on the timing of billings on contracts at the end of the year.

Contract liabilities represent the obligation to transfer goods and services for which the Company has received consideration. The balance of this account is dependent on timing of progress on the contract as well as receipts from customers, and as such, will vary.

The outstanding contract asset and contract liability balances decreased by $201,151 and increased by $17,930, respectively during the year ended March 31, 2025. The Company reached an agreement with an electric vehicle ("EV") customer on May 23, 2025, with respect to previously disclosed outstanding payments, where the Company expects to receive $194,000 (U.S. $134,750) in the first quarter of fiscal 2026, with no further work required by the Company. All previously recorded amounts related to the program with the customer have been written off, resulting in an increase to net loss of $129,000 after income taxes ($171,090 before income taxes). The increase to net loss has been recorded as a reduction to revenues of $146,900, as the settlement agreement is accounted for as a contract modification under IFRS 15, and an increase to selling, general and administrative expenses of $24,190 (note 23). The decrease in net contract assets and liabilities is primarily related to the impacts of the agreement, in addition to the timing of billings on certain customer contracts.